Princeton Everest Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2026

Investments		Geographic Region	Shares	Cost	Fair Value	% of Net Assets		Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (f) - 86.5%
Apollo Hybrid Value Fund, L.P. (a)(e)		Americas		$ 9,198,871	$ 11,568,038	8.8%		$ 2,369,167
Apollo Investment Fund VI L.P. (a)(h)		Americas		47,122	84,645	0.1		37,523
Apollo Investment Fund X L.P. (a)(e)		Americas		4,342,241	5,646,961	4.3		1,304,720
Bain Capital Fund X, L.P. (a)(h)		Americas		4,371,268	3,209,390	2.4		(1,161,878)
Bain Capital Special Situations Asia, L.P. (a)(e)		Asia		2,737,428	3,567,478	2.7		830,050
Blackstone Capital Partners IX LP (a)(e)		Americas		1,940,456	2,150,313	1.6		209,857
Blackstone Partners V LP (a)(h)		Americas		46,241	21,292	0.0	(g)	(24,949)
Blackstone Partners VIII LP (a)(e)		Americas		2,483,007	2,842,496	2.2		359,489
Bridge Debt Strategies Fund II LP (a)(e)		Americas		631,816	446,953	0.3		(184,863)
Carlyle Direct Alternative Opportunities Fund II (a)(e)		Americas		3,850,233	4,354,501	3.3		504,268
Carlyle Partners VIII, L.P. (a)(e)		Americas		7,606,497	8,205,800	6.3		599,303
Ellington Private Opportunities Partners II LP (a)(c)(e)		Americas		10	1,143,495	0.9		1,143,485
Ellington Private Opportunities Partners III LP (a)(e)		Americas		1,411,677	2,280,786	1.7		869,109
Guggenheim Private Debt Fund 2.0, LLC (a)(e)		Americas		562,410	51,747	0.0	(g)	(510,663)
Hellman & Friedman Capital Partners X LP (a)(e)		North America & Europe		489,352	-	0.0	(g)	(489,352)
KKR Americas Fund XII L.P. (a)(e)		Americas		1,317,830	1,811,457	1.4		493,627
KKR Asian Fund III L.P. (a)(e)		Asia		2,645,154	2,377,836	1.8		(267,318)
KKR European Fund V SCSp (a)(e)		Europe		2,594,131	2,663,946	2.0		69,815
KKR Indigo Equity Partners A L.P. (a)(e)		Americas		1,968,483	2,350,424	1.8		381,941
KKR North America Fund XI L.P. (a)(e)		Americas		4,538,934	1,713,133	1.3		(2,825,801)
KKR North America Fund XIII, SCSp (a)(e)		Americas		3,982,213	5,117,553	3.9		1,135,340
Silver Lake Alpine II, L.P. (a)(e)		Americas		3,563,082	4,442,969	3.4		879,887
Silver Lake Partners VII, L.P. (a)(e)		Americas		5,693,909	7,215,651	5.5		1,521,742
TPG Healthcare Partners, L.P. (a)(e)		Americas		4,530,104	5,830,692	4.5		1,300,588
TPG Partners VIII, L.P. (a)(e)		Americas		6,108,468	8,542,578	6.5		2,434,110
TPG Partners IX L.P. (a)(e)		Americas		8,036,850	9,466,802	7.2		1,429,952
Warburg Pincus Global Growth, L.P. (a)(e)		Global		5,855,231	10,956,804	8.4		5,101,573
Warburg Pincus Global Growth 14, L.P. (a)(e)		Global		3,554,407	5,547,272	4.2		1,992,865
TOTAL PRIVATE FUNDS				$ 94,107,425	$ 113,611,012	86.5%		$ 19,503,587

MUTUAL FUNDS - 11.5%
OPEN END FUNDS - 11.5%
DoubleLine Core Fixed Income Fund - Class I		Americas	327,869	3,068,854	3,003,280	2.3%		(65,574)
Guggenheim Total Return Bond Fund - Institutional Class		Americas	126,689	3,015,755	3,008,864	2.3		(6,891)
PIMCO Income Fund – Institutional Class		Americas	329,483	3,621,014	3,578,181	2.7		(42,833)
Princeton Premium Fund - Class I (b)		Americas	453,231	5,466,699	5,447,832	4.2		(18,867)
TOTAL MUTUAL FUNDS				$ 15,172,322	$ 15,038,157	11.5%		$ (134,165)

SHORT TERM INVESTMENT - 2.3%
MONEY MARKET FUND - 2.3%
First American Government Obligations Fund - Class X 3.56% (a)(d)(e)			3,013,670	3,013,670	3,013,670	2.3%
TOTAL SHORT TERM INVESTMENT				$ 3,013,670	$ 3,013,670	2.3%

TOTAL INVESTMENTS - 100.3% (Cost - $112,293,417)					$ 131,662,839
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%					(345,716)
NET ASSETS - 100.0%					$ 131,317,123

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
(a)	All or a portion of these securities are restricted to resale.
(b)	Affiliated fund.
(c)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(d)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2026.
(e)	All or a portion the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund.
(f)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of June 30, 2026. The Underlying Funds may include investments of the indicated fund along with any combined affiliated partnerships
(g)	Percentage rounds to less than 0.1%.
(h)	All or a portion the investment is a holding of MYPE Investments Partners, L.P., a wholly-owned subsidiary of the Fund.